Taxation - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Uncertain tax provision	€ 879	€ 858
Uncertain tax provision for amortization of intangible asset	186
Unused tax losses for which deferred tax asset recognised or not	4,808	4,649
Unused tax credits for which deferred tax asset recognised or not	454	440
Unused tax losses for which no deferred tax asset recognised	4,246	4,247
Unused tax credits for which no deferred tax asset recognised	429	418
Tax losses for which deferred tax has not been recognized and which have a date to expire	4,195	254
Other deductible temporary differences for which no deferred tax asset recognised	1,445	1,651
Other deductible temporary differences for which no deferred tax asset recognised interest expense	1,193	1,583
Aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised	€ 2,097	€ 2,247